Earnings per share (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of basic earnings per share
	06.30.2022	06.30.2021	06.30.2020
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent	37,088	(12,592)	17,106
(Loss)/ profit for the year from discontinued operations attributable to equity holders of the parent	-	(8,019)	(7,428)
Profit/ (loss) for the year attributable to equity holders of the parent	37,088	(20,611)	9,678
Weighted average number of common shares outstanding	590	527	499
Basic earnings per share	62.86	(39.11)	19.38

Schedule of diluted earnings per share
	06.30.2022	06.30.2020
Profit for the year from continuing operations attributable to equity holders of the parent	37,088	17,106
Profit for the year from discontinued operations attributable to equity holders of the parent	-	(7,428)
Profit for the year per share attributable to equity holders of the parent	37,088	9,678
Weighted average number of common shares outstanding	695	515
Diluted earnings per share	53.36	18.80